Shareholders' Equity (Details) - Schedule of Share Based Compensation Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 22,589	$ 22,649	$ 15,133
Cost of services [Member] | Cost of products [Member]
Schedule of Share Based Compensation Expense [Line Items]
Share-based compensation expense	2,356	2,185	1,355
Cost of services [Member] | Cost of services [Member]
Schedule of Share Based Compensation Expense [Line Items]
Share-based compensation expense	1,758	1,676	1,105
Research and development, net [Member]
Schedule of Share Based Compensation Expense [Line Items]
Share-based compensation expense	5,759	5,312	2,685
Sales and marketing [Member]
Schedule of Share Based Compensation Expense [Line Items]
Share-based compensation expense	6,689	7,361	5,004
General and administrative [Member]
Schedule of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 6,027	$ 6,115	$ 4,984